INVESTMENT CONTRACTS (Details) - EBP 118 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total investments at fair value	$ 1,432,867	$ 1,410,609
Contract value of investments	258,000	302,000
Master Trust Balances
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total investments at fair value	5,561,750	5,576,023
Master Trust Balances | Common Collective Trust
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total investments at fair value	14,000	34,000
Plan's Interest in Master Trust Balances
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total investments at fair value	1,402,270	1,378,722
Plan's Interest in Master Trust Balances | Common Collective Trust
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total investments at fair value	$ 4,000	$ 11,000